Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Monteagle Funds
Entity Central Index Key	0001045701
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Institutional Class
Shareholder Report [Line Items]
Fund Name	MONTEAGLE SELECT VALUE FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	MVEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Monteagle Select Value Fund – MVEIX (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://monteaglefunds.com or contact us at 1-888-263-5593.

Additional Information Phone Number	1-888-263-5593
Additional Information Website	https://monteaglefunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Monteagle Select Value Fund - Institutional Class	$149	1.45%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The Fund enjoyed positive returns for the year ending August 31, 2025 due to strong equity performance and stock selection within the Fund. As growth stocks outperformed value, returns were below the S&P 500’s return of 15.88%, yet still returned 6.17% during the fiscal year. However, this return was slightly higher than the S&P 500 Value Index (SVX) return of 6.07%.

Strategy

The Fund’s investment goal is long-term capital appreciation. The Fund uses a “value investing” style by investing at least 80 percent of its assets in common stock of domestic companies believed to be underpriced while utilizing a reversion-to-the-mean strategy. The adviser will generally hold between 20 and 60 equities and diversify its holdings across numerous industries. Value stocks are broadly defined as equities which have a price-to-earnings ratio and a price-to-book ratio less than the relative market average, a higher dividend yield and a beta of less than 1.0.

Techniques

The Fund concentrates on equities contained in the S&P 500. The Fund’s adviser will use a predominate strategy of reversion-to-the-mean with a value tilt. More specifically, stocks whose one-year returns are in the bottom quartile of the index are targeted for purchase in anticipation of a reversal and subsequent appreciation in price, given favorable valuations and favorable forward-looking metrics. Some of the specific traditional value metrics that are used to determine relative value are Forward P/E Ratios, Price to Book Ratios and Price to Sales Ratios. Forward P/E ratios are utilized over traditional P/E ratios to avoid “value traps,” where the price may appear attractive at current earnings, but potentially overvalued when factoring in future earnings. Given current elevated interest rates, companies with lower levels of leverage are prioritized. Metrics used for this analysis include ratios such as Return on Equity, Debt to Equity and Free Cash Flow. When choosing specific stocks, the various metrics used for selection are compared against other companies within the same sector in effort to seek the best relative value within each sector. The overall sector allocation considers the S&P 500’s sector allocation weighting to reduce return volatility relative to the index, but can deviate based on stocks available for purchase. The strategy focuses on stock selection to drive returns compared to sector rotation or market timing. It is anticipated that the Fund may hold higher levels of cash during periods of market uncertainty. This strategy is executed with a long-term outlook and will have periods of under-performance and out-performance versus its Index.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended August 31, 2025)

	One Year	Five Year	Ten Year	Dollar Value
Monteagle Select Value Fund - Institutional Class	6.17%	14.75%	8.57%	$113,791
S&P 500 Index	15.88%	14.75%	14.60%	$195,236

Net Assets	$ 17,529,150
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ 82,448
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Fund statistics
NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$17,529,150	42	54%	$82,448

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

(% of Net Assets)

1.	Federated Hermes Government Obligations Fund - Institutional Class	13.95%
2.	DuPont de Nemours, Inc.	3.55%
3.	United Rentals, Inc.	3.55%
4.	Delta Air Lines, Inc.	3.52%
5.	Caterpillar, Inc.	3.35%
6.	Monolithic Power Systems, Inc.	3.24%
7.	Leidos Holdings, Inc.	3.10%
8.	Nasdaq, Inc.	3.08%
9.	BorgWarner, Inc.	2.89%
10.	AES Corp.	2.83%
	Total % of Net Assets	43.06%

Updated Prospectus Phone Number	1-888-263-5593
Investor Class
Shareholder Report [Line Items]
Fund Name	MONTEAGLE OPPORTUNITY EQUITY FUND
Class Name	INVESTOR CLASS
Trading Symbol	HEQFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Monteagle Opportunity Equity Fund – Investor Class – HEQFX (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://monteaglefunds.com or contact us at 1-888-263-5593.

Additional Information Phone Number	1-888-263-5593
Additional Information Website	https://monteaglefunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Monteagle Opportunity Equity Fund - Investor Class	$188	1.81%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

Performance

In the most recent three months ending August 31st, 2025, The Monteagle Opportunity Equity Fund – Investor Class returned 9.92% compared to 9.62% for the S&P 500 and 8.83% for the S&P Mid 400. Given that the Fund relies largely on security selection and not taking on large sector bets relative to the S&P 400 Mid Cap index, it's no surprise that outperformance relative to the S&P 400 was driven by selection. The largest positive contributors for the quarter and their respective contributions were Visteon Corp. (+0.30%), Sterling Infrastructure (+0.30%), and Incyte Corp. (+0.29) while the largest detractors and their respective affects were Molina Healthcare Inc. (-0.30%), Check Point Software (-0.22%), and LKQ Corp. (-0.22%).

Year to date through August 31st, The Monteagle Opportunity Equity Fund – Investor Class returned 8.09% compared to 10.78% for the S&P 500 and 5.27% for the S&P 400. The Fund has participated less in the downside relative to most Small and Mid-cap focused funds due to its high-quality selection process. Take the “tariff tantrum” period for example. From April 2, 2025 to April 8, 2025, the Fund returned -12.93% while the S&P 500 returned -12.12% and the S&P Mid 400 returned -14.10%. After bottoming on the 8th of April, the S&P 500 index rallied 30.31% through August 31, and the S&P Mid 400 index rallied 27.78%, while the Fund gained 25.97%. On a one-year lookback the Fund returned 7.43% against a 15.88% gain for the S&P 500 and a 6.84% gain for the S&P Mid 400. We continue to believe in our process through market cycles and believe the Fund is well positioned for the current level of uncertainty in markets.

Investment Strategy

The Monteagle Opportunity Equity Fund employs a mid-cap blend investment strategy with a goal of long-term capital appreciation. The portfolio investments are selected using a high-quality screen on domestically traded mid-cap and small-cap company fundamentals such as earnings stability and debt management. Additional considerations of companies ultimately selected include valuation, free cash flow yield, return on equity and leverage, denoted by debt-to-equity. All companies passing the first high-quality screen are compared to industry peers and the highest-quality companies are collectively chosen for portfolio inclusion. The portfolio is designed to approximately follow its benchmark sector weightings in the allocation process, but often takes active positions when warranted by market valuations and economic conditions. Most benefits for investors can be attributed to the active selection process used by the portfolio managers.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended August 31, 2025)

	One Year	Five Year	Ten Year	Dollar Value
Monteagle Opportunity Equity Fund – Investor Class	7.43%	11.64%	9.06%	$119,055
S&P 500 Index	15.88%	14.75%	14.60%	$195,242

Net Assets	$ 15,766,237
Holdings Count | Holdings	119
Advisory Fees Paid, Amount	$ 39,257
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Fund statistics
NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$15,766,237	119	69%	$39,257

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

(% of Net Assets)

1.	Brady Corp. Class A	1.29%
2.	C.H. Robinson Worldwide, Inc.	1.26%
3.	Mueller Industries, Inc.	1.26%
4.	REV Group, Inc.	1.25%
5.	NextTracker, Inc. Class A	1.23%
6.	Landstar System, Inc.	1.21%
7.	Fluor Corp.	1.21%
8.	Matson, Inc.	1.20%
9.	A.O. Smith Corp.	1.19%
10.	Signet Jewelers Ltd.	1.13%
	Total % of Net Assets	12.23%

Updated Prospectus Phone Number	1-888-263-5593
Institutional Class
Shareholder Report [Line Items]
Fund Name	MONTEAGLE OPPORTUNITY EQUITY FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	HEQCX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Monteagle Opportunity Equity Fund – Institutional Class – HEQCX (the “Fund”) for the period September 1, 2024 to August 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://monteaglefunds.com or contact us at 1-888-263-5593.

Additional Information Phone Number	1-888-263-5593
Additional Information Website	https://monteaglefunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Monteagle Opportunity Equity Fund - Institutional Class	$136	1.31%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

Performance

In the most recent three months ending August 31st, 2025, The Monteagle Opportunity Equity Fund – Institutional Class returned 10.19% compared to 9.62% for the S&P 500 and 8.83% for the S&P Mid 400. Given that the Fund relies largely on security selection and not taking on large sector bets relative to the S&P 400 Mid Cap index, it's no surprise that outperformance relative to the S&P 400 was driven by selection. The largest positive contributors for the quarter and their respective contributions were Visteon Corp. (+0.30%), Sterling Infrastructure (+0.30%), and Incyte Corp. (+0.29) while the largest detractors and their respective affects were Molina Healthcare Inc. (-0.30%), Check Point Software (-0.22%), and LKQ Corp. (-0.22%).

Year to date through August 31st, The Monteagle Opportunity Equity Fund – Institutional Class returned 8.52% compared to 10.78% for the S&P 500 and 5.27% for the S&P 400. The Fund has participated less in the downside relative to most Small and Mid-cap focused funds due to its high-quality selection process. Take the “tariff tantrum” period for example. From April 2, 2025 to April 8, 2025, the Fund returned -12.81% while the S&P 500 returned -12.12% and the S&P Mid 400 returned -14.10%. After bottoming on the 8th of April, the S&P 500 index rallied 30.31% through August 31, and the S&P Mid 400 index rallied 27.78%, while the Fund gained 26.13%. On a one-year lookback the Fund returned 8.06% against a 15.88% gain for the S&P 500 and a 6.84% gain for the S&P Mid 400. We continue to believe in our process through market cycles and believe the Fund is well positioned for the current level of uncertainty in markets.

Investment Strategy

The Monteagle Opportunity Equity Fund employs a mid-cap blend investment strategy with a goal of long-term capital appreciation. The portfolio investments are selected using a high-quality screen on domestically traded mid-cap and small-cap company fundamentals such as earnings stability and debt management. Additional considerations of companies ultimately selected include valuation, free cash flow yield, return on equity and leverage, denoted by debt-to-equity. All companies passing the first high-quality screen are compared to industry peers and the highest-quality companies are collectively chosen for portfolio inclusion. The portfolio is designed to approximately follow its benchmark sector weightings in the allocation process, but often takes active positions when warranted by market valuations and economic conditions. Most benefits for investors can be attributed to the active selection process used by the portfolio managers.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended August 31, 2025)

	One Year	Five Year	Ten Year	Dollar Value
Monteagle Opportunity Equity Fund - Institutional Class	8.06%	12.17%	9.59%	$124,965
S&P 500 Index	15.88%	14.75%	14.60%	$195,236

Net Assets	$ 15,766,237
Holdings Count | Holdings	119
Advisory Fees Paid, Amount	$ 39,257
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Fund statistics
NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$15,766,237	119	69%	$39,257

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

(% of Net Assets)

1.	Brady Corp. Class A	1.29%
2.	C.H. Robinson Worldwide, Inc.	1.26%
3.	Mueller Industries, Inc.	1.26%
4.	REV Group, Inc.	1.25%
5.	NextTracker, Inc. Class A	1.23%
6.	Landstar System, Inc.	1.21%
7.	Fluor Corp.	1.21%
8.	Matson, Inc.	1.20%
9.	A.O. Smith Corp.	1.19%
10.	Signet Jewelers Ltd.	1.13%
	Total % of Net Assets	12.23%

Updated Prospectus Phone Number	1-888-263-5593
Institutional class
Shareholder Report [Line Items]
Fund Name	MONTEAGLE ENHANCED EQUITY INCOME FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	EEIFX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Monteagle Enhanced Equity Income Fund – Institutional Class - EEIFX (the “Fund”) for the period September 1, 2024 to August 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://monteaglefunds.com or contact us at 1-888-263-5593.

Additional Information Phone Number	1-888-263-5593
Additional Information Website	https://monteaglefunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Monteagle Enhanced Equity Income Fund - Institutional Class	$151	1.45%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The Fund enjoyed positive returns for the year ended August 31, 2025. The 12-month total return was 8.41% for the period vs 7.72% for the respective index. The trailing 12-month period was a volatile one for stocks. After underperforming early in 2025 as the market sold off, the Fund began to pull ahead of its index coming out of the “Liberation Day” announcement. This favorable relative performance was achieved as a result of the Fund renewing its focus on income-producing securities, rebalancing into names less sensitive to tariffs, and writing calls for additional income generation. The return was further buoyed as the Federal Reserve resumed easing monetary policy.

Strategy

The strategy is to maintain long positions in quality equity securities expected to appreciate over the long term. The Fund then writes covered call options above the purchase price in an effort to boost income and total return. The targeted securities typically will not have a beta to the overall market that will make it too difficult to keep in the portfolio. In the event the security has risen above the strike price on the option contract expiration date, the securities will be called away and the Fund will reinvest proceeds in a prudent manner. The Fund also seeks to capture the dividend income on portfolio securities and factors this into derivative selection.

Techniques

Tactically, the Fund moved towards overweights in the Financial Services, Energy, and Utilities sectors. Financials stand to benefit as the expectation is for the Federal Reserve to continue easing monetary policy heading into 2026 and the overall economy is anticipated to remain resilient. The Energy and Utilities sectors look to be key beneficiaries from the continuing data center build-out for artificial intelligence infrastructure. In addition to those overweights, the Fund moved towards a neutral weighting in the Technology sector through what has proven to be well-timed purchases during the market sell-off following the tariff announcements in the Spring. These tactical weightings combined with a renewed focus on income generation and free cash flow at the security level led the Fund to take on more of a value tilt as the year went on. Still, the Fund aims to be a blend over the long-term. Additionally, the Fund used an allocation to the SPY indexed exchange-traded fund to maintain market exposure, especially during times of funds awaiting reinvestment into the primary portfolio.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended August 31, 2025)

	One Year	Since Inception	Dollar Value
Monteagle Enhanced Equity Income Fund – Institutional Class	8.41%	12.61%	$68,114
CBOE S&P 500 BuyWrite Monthly Index	7.72%	10.68%	$65,103
S&P 500 Index	15.88%	21.79%	$83,470

Net Assets	$ 13,717,226
Holdings Count | Holdings	48
Advisory Fees Paid, Amount	$ 40,191
Investment Company, Portfolio Turnover	171.00%
Additional Fund Statistics [Text Block]	Fund statistics
NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$13,717,226	48	171%	$40,191

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

(% of Net Assets)

1.	NVIDIA Corp.	3.42%
2.	Alphabet, Inc.	3.38%
3.	Microsoft Corp.	3.37%
4.	Bank of America Corp.	3.03%
5.	Palo Alto Networks, Inc.	3.02%
6.	Federated Hermes Government Obligations Fund - Institutional Class	3.55%
7.	Amazon.com, Inc.	2.90%
8.	Apple Inc.	2.80%
9.	Linde PLC	2.73%
10.	General Dynamics Corp.	2.68%
	Total % of Net Assets	30.88%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Monteagle Funds at 1-888-263-5593, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Updated Prospectus Phone Number	1-888-263-5593
Class I
Shareholder Report [Line Items]
Fund Name	THE TEXAS FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	BIGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Texas Fund – Institutional Class – BIGTX (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://monteaglefunds.com or contact us at 1-888-263-5593.

Additional Information Phone Number	1-888-263-5593
Additional Information Website	https://monteaglefunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

The Texas Fund - Institutional Class	$179	1.69%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The Fund enjoyed positive returns for the year ended August 31, 2025, in part due to favorable stock market conditions. BIGTX outperformed the S&P 400 Mid Cap Index and S&P 500 Equal Weight Index, with returns of 6.86%, and 9.16%, respectively, compared to the Fund’s 11.44% return, but lagged the S&P 500 Index’s 15.88% return. The positive performance of the Fund was primarily attributable to select outperforming stocks and sector weightings from a tactical allocation strategy. Specifically, the Fund is currently overweight Energy, Consumer Discretionary, and Info Tech, which were top performing sectors within the S&P. The Fund outperforms the Russell 2000 for the rolling one-year, three-year, and five-year period and is top-ranked among peers on a one-year and five-year rolling period.

The Fund’s investment goal is long-term capital appreciation. The Fund invests in a broad market capitalization across the various sectors and sizes of the Texas economy keeping 80% or more of the fund invested in: 1) companies headquartered in Texas, 2) organized under Texas state laws, or 3) derive 50% of revenues or profits or have 50% of their assets in Texas. The adviser limits the pool of stocks considered for purchase to only those equities with market capitalization greater than $500 million. The adviser also limits the amount in any one sector to less than 25% of the overall portfolio of companies.

In selecting stocks, the Fund’s adviser uses a formula ranking stocks in each sector. Company rankings are determined by the Fund’s adviser after analyzing the financials, valuation, and growth prospects in comparison with their peers in the sector. The advisor considers the macro environment as well as sector opportunities to determine how heavily to weight a sector. The overall objective is to hold higher ranked companies for a long-term period to allow the capture of their growth within the Texas economy.

Since there are a number of small and mid-cap companies in Texas, the fund does not target a specific market capitalization but includes a broad range. The Fund also maintains investments across the spectrum of Texas companies from those considered to be value companies to those considered growth companies.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended August 31, 2025)

	One Year	Five Year	Ten Year	Dollar Value
The Texas Fund – Institutional Class	11.44%	13.65%	7.79%	$105,913
S&P 500 Index	15.88%	14.75%	14.60%	$195,236

Net Assets	$ 15,266,157
Holdings Count | Holdings	89
Advisory Fees Paid, Amount	$ 50,990
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Fund statistics
NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$15,266,157	89	59%	$50,990

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

(% of Net Assets)

1.	Exxon Mobil Corp.	3.10%
2.	Tesla, Inc.	3.04%
3.	Home Depot, Inc.	3.02%
4.	Chevron Corp.	3.00%
5.	AT&T, Inc.	2.99%
6.	Amazon.com, Inc.	2.97%
7.	Caterpillar Inc.	2.95%
8.	Toyota Motor Corp. ADR	2.95%
9.	The Charles Schwab Corp.	2.82%
10.	Federated Hermes Government Obligations Fund - Institutional Class	2.67%
	Total % of Net Assets	29.51%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Monteagle Funds at 1-888-263-5593, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Updated Prospectus Phone Number	1-888-263-5593